FEDERATED NEW YORK MUNICIPAL INCOME FUND
A Portfolio of Federated Municipal Securities Income Trust

CLASS A SHARES
CLASS B SHARES
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SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2004

Under the heading "Securities in Which the Fund Invests" please add the following immediately after the section entitled "Options";

CALL OPTIONS
A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:

|X| Buy call options on indices, individual securities, index futures and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

|X| Write call options on indices, portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

PUT OPTIONS
A put option gives the holder the right to sell the underlying asset to the writer of the option. The Fund may use put options in the following ways:

|X| Buy put options on indices, individual securities, index futures and financial futures in anticipation of a decrease in the value of the underlying asset; and

|X| Write put options on indices, portfolio securities, index futures and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

|X| The Fund may also buy or write options, as needed, to close out existing option positions.





                                                                   March 8, 2005



Cusip 313923401
Cusip 313923880
32047 (3/05)